SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENT OF OPERATIONS (Details) ₫ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2024 VND (₫)		Jun. 30, 2024 USD ($)		Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues	₫ 15,196,102		$ 626,385,078		₫ 9,913,126	[1]	₫ 27,903,869	[2]	$ 1,169,189,181	[2]	₫ 14,965,591	[2]	₫ 16,028,182	[2]
Cost of sales	(24,461,460)		(1,008,304,204)		(16,667,554)	[1]	(41,233,957)		(1,727,728,023)		(27,232,496)		(25,283,958)
Gross loss	(9,265,358)		(381,919,126)		(6,754,428)	[1]	(13,330,088)		(558,538,842)		(12,266,905)		(9,255,776)
Research and development costs	(5,255,234)		(216,621,352)		(8,652,315)	[1]	(14,516,962)		(608,269,589)		(19,939,898)		(9,255,376)
Selling and distribution costs	(3,236,184)		(133,395,878)		(2,569,764)	[1]	(5,661,145)		(237,205,439)		(5,213,739)		(2,203,839)
Administrative expenses	(3,657,792)		(150,774,608)		(2,736,859)	[1]	(5,269,780)		(220,807,006)		(4,010,012)		(2,424,560)
Net other operating expenses	(2,011,108)		(82,898,104)		(83,055)	[1]	(521,774)		(21,862,650)		(716,379)		412,472
Operating loss	(23,425,676)		(965,609,068)		(20,796,421)	[1]	(40,411,066)		(1,693,248,387)		(42,256,364)		(27,067,401)
Finance income	228,020		9,399,011		353,915	[1]
Finance costs	(8,679,315)		(357,762,366)		(6,103,263)	[1]	(12,133,400)		(508,396,883)		(7,959,840)		(4,598,235)
Share of gains/(losses) from equity investees	(31,902)		(1,315,004)		10,922	[1]							(36,786)
Loss before income tax expense	(33,470,822)		(1,379,671,146)		(27,813,920)	[1]	(57,340,446)		(2,402,599,765)		(48,902,132)		(32,009,724)
Tax income/(expense)	(37,372)		(1,540,478)		40,538	[1]	(89,132)		(3,734,685)		(946,738)		(209,237)
Net loss for the period	(33,508,194)		(1,381,211,624)		(27,773,382)	[1]	(57,429,578)		(2,406,334,451)		(49,848,870)		(32,218,961)
Net loss attributable to non-controlling interests	(45,686)		(1,883,182)		(51,222)	[1]	(74,765)		(3,132,699)		(65,075)		(35,234)
Net loss attributable to controlling interest	(33,462,508)		(1,379,328,442)		(27,722,160)	[1]	(57,354,813)		(2,403,201,751)		(49,783,795)		(32,183,727)
Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues	13,452,915		554,530,709		9,013,462	[1]	25,418,184		1,065,037,459		12,391,500		13,898,621
Cost of sales, excluding leasing activities	₫ (22,657,414)	[3]	$ (933,941,220)	[3]	(15,659,168)	[1],[3]	(38,448,507)		(1,611,015,964)		(24,660,149)		₫ (23,326,953)
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues					9,924,157
Cost of sales					(16,447,549)
Gross loss					(6,523,392)
Research and development costs					(8,620,764)
Selling and distribution costs					(2,569,141)
Administrative expenses					(2,560,861)
Net other operating expenses					(98,538)
Operating loss					(20,372,696)
Finance income					41,263
Finance costs					(5,072,547)
Loss before income tax expense					(26,683,053)
Tax income/(expense)					27,026
Net loss for the period					(26,656,027)		₫ (57,429,578)		$ (2,406,334,451)		₫ (49,848,870)
Net loss attributable to non-controlling interests					(49,338)
Net loss attributable to controlling interest					(26,606,689)
As previously reported | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues					9,024,493
Cost of sales, excluding leasing activities					(15,439,163)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues					(11,031)
Cost of sales					(220,005)
Gross loss					(231,036)
Research and development costs					(31,551)
Selling and distribution costs					(623)
Administrative expenses					(175,998)
Net other operating expenses					15,483
Operating loss					(423,725)
Finance income					312,652
Finance costs					(1,030,716)
Share of gains/(losses) from equity investees					10,922
Loss before income tax expense					(1,130,867)
Tax income/(expense)					13,512
Net loss for the period					(1,117,355)
Net loss attributable to non-controlling interests					(1,884)
Net loss attributable to controlling interest					(1,115,471)
Restatement adjustments | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues					(11,031)
Cost of sales, excluding leasing activities					₫ (220,005)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.
[3]	Including sales to related parties in six months ended June 30, 2023 and 2024 of VND5,833,858 million and VND7,805,293 million (USD321.7 million), respectively.